Foreign Exchange (Gain) Loss, Net	12 Months Ended
Dec. 31, 2017
Foreign Exchange Gains Losses [Abstract]
Foreign Exchange (Gain) Loss, Net

7. FOREIGN EXCHANGE (GAIN) LOSS, NET

For the years ended December 31,	2017	2016	2015

Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt Issued From Canada	(665)	(196)	1,064
Other	(192)	7	33
Unrealized Foreign Exchange (Gain) Loss	(857)	(189)	1,097
Realized Foreign Exchange (Gain) Loss	45	(9)	(61)
	(812)	(198)	1,036